UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: Vanguard Wellesley Income Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)

As of December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.6%)
U.S. Government Securities (9.8%)
	United States Treasury Note/Bond	0.875%	1/31/17	19,979	19,986
	United States Treasury Note/Bond	0.500%	2/28/17	11,000	10,998
	United States Treasury Note/Bond	0.500%	3/31/17	113,300	113,282
	United States Treasury Note/Bond	0.625%	7/31/17	298,000	297,908
	United States Treasury Note/Bond	1.000%	9/15/17	629,315	630,202
	United States Treasury Note/Bond	0.750%	10/31/17	74,500	74,430
	United States Treasury Note/Bond	0.625%	11/30/17	123,200	122,892
	United States Treasury Note/Bond	0.875%	3/31/18	217,000	216,729
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,852
	United States Treasury Note/Bond	0.750%	8/31/18	38,000	37,763
	United States Treasury Note/Bond	1.375%	9/30/18	662,270	664,754
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	671,337
	United States Treasury Note/Bond	1.625%	6/30/20	258,195	258,154
	United States Treasury Note/Bond	1.250%	3/31/21	162,000	158,127
	United States Treasury Note/Bond	2.000%	2/15/25	350,870	341,112
	United States Treasury Note/Bond	2.000%	8/15/25	109,605	106,025
	United States Treasury Note/Bond	2.250%	11/15/25	5,685	5,605
	United States Treasury Note/Bond	1.625%	2/15/26	105,000	97,962
	United States Treasury Note/Bond	1.625%	5/15/26	110,000	102,437
	United States Treasury Note/Bond	2.875%	5/15/43	203,565	196,282
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	109,715
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	341,101
	United States Treasury Note/Bond	2.500%	2/15/46	163,150	144,719
	United States Treasury Note/Bond	2.500%	5/15/46	48,215	42,768
	United States Treasury Note/Bond	2.250%	8/15/46	49,700	41,709
					4,850,849
Agency Bonds and Notes (0.1%)
	Private Export Funding Corp.	2.250%	12/15/17	51,055	51,622
1	Tennessee Valley Authority	4.625%	9/15/60	19,800	21,806
					73,428
Conventional Mortgage-Backed Securities (0.5%)
2,3 Fannie Mae Pool		2.500%	8/1/27–10/1/28	7,768	7,798
2,3 Fannie Mae Pool		3.000%	10/1/46–1/1/47	99,249	98,856
2,3 Fannie Mae Pool		4.500%	10/1/29–11/1/44	115,987	125,177
2,3 Freddie Mac Gold Pool		3.000%	12/1/46–1/1/47	75	107
2,3 Freddie Mac Gold Pool		4.000%	7/1/33	5	6
2,3 Freddie Mac Gold Pool		4.500%	9/1/43	2	2
2	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	54	61
2	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	4,187	4,730
					236,737
Nonconventional Mortgage-Backed Securities (0.2%)
2,3 Fannie Mae REMICS		3.500%	4/25/31	6,910	7,120
2,3 Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	13,942
2,3 Freddie Mac REMICS		3.500%	3/15/31	4,095	4,218
2,3 Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,070	81,581
					106,861
Total U.S. Government and Agency Obligations (Cost $5,266,945)					5,267,875

Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
2	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,063
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,920
2	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	117,950
4	American Tower Trust I	1.551%	3/15/18	13,530	13,473
4	American Tower Trust I	3.070%	3/15/23	32,900	32,641
2,4,5Apidos CLO XVII		2.193%	4/17/26	39,775	39,748
2,4,5ARES CLO Ltd.		2.400%	4/17/26	39,670	39,720
2,4,5Atlas Senior Loan Fund Ltd.		2.420%	10/15/26	12,360	12,373
2,4,5Babson CLO Ltd.		2.371%	7/20/25	4,555	4,562
2,4,5Cent CLO		2.376%	7/27/26	13,260	13,257
2,4,5Cent CLO 20 Ltd.		2.362%	1/25/26	40,000	40,016
2,4,5Cent CLO 22 Ltd.		2.291%	11/7/26	29,995	29,925
2,4,5CIFC Funding Ltd.		2.382%	4/18/25	38,255	38,305
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,529
2,4,5Dryden Senior Loan Fund		2.232%	4/18/26	37,710	37,758
2,4	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,233
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,014
2,5	LB-UBS Commercial Mortgage Trust 2008-C1	6.113%	4/15/41	18,971	19,692
2,4,5Limerock CLO		2.382%	4/18/26	43,000	43,047
2,4,5Madison Park Funding XII Ltd.		2.328%	1/19/25	24,975	25,011
2,4,5Madison Park Funding XIII Ltd.		2.381%	7/20/26	29,375	29,416
4	National Australia Bank Ltd.	2.400%	12/7/21	75,600	75,006
2,4	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	24,694
2,4	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,344
2,4	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	23,305	23,755
2,4,5OZLM VI Ltd.		2.430%	4/17/26	30,910	30,943
2	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,719
2	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	9,665	9,708
4	SBA Tower Trust	2.898%	10/15/19	37,250	37,468
2,4,5Seneca Park CLO Ltd.		2.360%	7/17/26	21,705	21,739
2,4,5SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	21,775
2,4,5Shackleton CLO Ltd.		2.360%	7/17/26	20,985	21,018
2,4	Springleaf Funding Trust	2.410%	12/15/22	11,685	11,691
2,4	Springleaf Funding Trust	3.160%	11/15/24	43,060	43,335
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,418
2,4,5Symphony CLO XIV Ltd.		2.361%	7/14/26	36,945	37,051
2,4,5Thacher Park CLO Ltd.		2.351%	10/20/26	16,115	16,144
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,004
2	Volkswagen Auto Loan Enhanced Trust 2014-
	1	1.450%	9/21/20	16,897	16,879
2	Volkswagen Auto Loan Enhanced Trust 2014-
	2	0.950%	4/22/19	9,785	9,760
2,4,5Voya CLO 2014-1 Ltd.		2.015%	4/18/26	16,960	16,948
2,4,5Voya CLO 2014-2 Ltd.		2.330%	7/17/26	5,905	5,915
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,188,614)					1,189,967
Corporate Bonds (42.1%)
Finance (16.0%)
	Banking (12.4%)
	American Express Co.	6.150%	8/28/17	35,000	36,045
	American Express Credit Corp.	2.375%	3/24/17	35,650	35,749

American Express Credit Corp.	2.250%	8/15/19	24,000	24,114
Bank of America Corp.	6.875%	4/25/18	32,000	33,980
Bank of America Corp.	5.650%	5/1/18	60,090	63,078
Bank of America Corp.	5.625%	7/1/20	28,825	31,681
Bank of America Corp.	5.875%	1/5/21	10,285	11,431
Bank of America Corp.	5.000%	5/13/21	35,910	38,998
Bank of America Corp.	3.300%	1/11/23	18,875	18,885
Bank of America Corp.	4.100%	7/24/23	47,670	49,757
Bank of America Corp.	4.125%	1/22/24	7,500	7,762
Bank of America Corp.	4.000%	1/22/25	26,225	26,189
Bank of America Corp.	6.110%	1/29/37	30,000	35,019
Bank of America Corp.	5.875%	2/7/42	8,770	10,585
Bank of America Corp.	5.000%	1/21/44	24,180	26,253
Bank of America Corp.	4.875%	4/1/44	7,820	8,456
Bank of Montreal	2.500%	1/11/17	71,580	71,597
Bank of Montreal	2.375%	1/25/19	29,000	29,256
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	53,295
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,583
Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	31,129
5 Bank of New York Mellon Corp.	1.937%	10/30/23	43,060	43,614
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,291
Bank of Nova Scotia	2.550%	1/12/17	31,000	31,014
Bank of Nova Scotia	2.450%	3/22/21	39,905	39,618
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,420
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,251
Bank One Corp.	7.750%	7/15/25	25,000	31,409
4 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,940
4 Barclays Bank plc	6.050%	12/4/17	27,600	28,468
Barclays Bank plc	5.140%	10/14/20	7,935	8,356
BB&T Corp.	1.600%	8/15/17	19,775	19,798
BB&T Corp.	5.250%	11/1/19	19,000	20,516
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	15,712
BNP Paribas SA	2.400%	12/12/18	11,000	11,086
BNP Paribas SA	3.250%	3/3/23	6,750	6,784
BPCE SA	2.500%	12/10/18	15,570	15,712
BPCE SA	2.500%	7/15/19	42,100	42,335
BPCE SA	4.000%	4/15/24	25,885	26,861
4 BPCE SA	5.150%	7/21/24	37,185	37,742
Capital One Financial Corp.	4.750%	7/15/21	36,165	39,010
Capital One Financial Corp.	3.750%	4/24/24	60,945	61,721
Capital One Financial Corp.	3.200%	2/5/25	12,500	12,118
Capital One Financial Corp.	4.200%	10/29/25	9,715	9,708
Citigroup Inc.	1.750%	5/1/18	13,000	12,964
Citigroup Inc.	2.500%	9/26/18	31,000	31,274
Citigroup Inc.	2.550%	4/8/19	30,000	30,255
Citigroup Inc.	2.500%	7/29/19	29,565	29,747
Citigroup Inc.	2.400%	2/18/20	87,550	87,329
Citigroup Inc.	4.500%	1/14/22	30,140	32,112
Citigroup Inc.	4.125%	7/25/28	45,085	44,292
Citigroup Inc.	6.625%	6/15/32	9,000	10,908
Citigroup Inc.	8.125%	7/15/39	1,883	2,783
Citigroup Inc.	5.875%	1/30/42	7,460	8,802
Citigroup Inc.	5.300%	5/6/44	12,142	12,980
Compass Bank	2.750%	9/29/19	12,250	12,166
Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,843
4 Credit Agricole SA	2.500%	4/15/19	45,420	45,608
Credit Suisse AG	1.750%	1/29/18	25,940	25,884

Credit Suisse AG	2.300%	5/28/19	18,975	19,022
Credit Suisse AG	5.300%	8/13/19	9,000	9,693
Credit Suisse AG	3.000%	10/29/21	53,710	54,179
Credit Suisse AG	3.625%	9/9/24	3,955	3,983
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	24,921
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	46,033
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	56,007
4 Danske Bank A/S	2.000%	9/8/21	41,970	40,704
Deutsche Bank AG	1.875%	2/13/18	8,730	8,677
Deutsche Bank AG	2.500%	2/13/19	12,005	11,919
4 Deutsche Bank AG	4.250%	10/14/21	45,940	46,055
4 DNB Bank ASA	2.375%	6/2/21	42,450	41,896
Fifth Third Bank	2.875%	10/1/21	8,780	8,858
Fifth Third Bank	3.850%	3/15/26	29,295	29,384
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	25,202
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	55,751
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,031
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	26,316
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	11,887
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	26,330
Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,081
Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,192
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	76,833
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	75,003
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,851
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,418
Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,181
Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	47,017
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	24,154
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	29,519
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	44,321
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	20,859
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	16,686
4 HSBC Bank plc	4.750%	1/19/21	42,960	46,001
HSBC Bank USA NA	5.875%	11/1/34	21,000	24,283
HSBC Holdings plc	3.400%	3/8/21	50,000	50,797
HSBC Holdings plc	4.000%	3/30/22	10,870	11,248
HSBC Holdings plc	3.600%	5/25/23	56,130	56,352
HSBC Holdings plc	7.625%	5/17/32	15,800	20,444
HSBC Holdings plc	6.500%	5/2/36	22,000	26,760
HSBC Holdings plc	6.100%	1/14/42	43,680	53,864
HSBC Holdings plc	5.250%	3/14/44	5,795	6,186
HSBC USA Inc.	1.625%	1/16/18	35,910	35,844
HSBC USA Inc.	2.350%	3/5/20	58,195	57,712
HSBC USA Inc.	3.500%	6/23/24	26,200	26,320
Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,315
Huntington National Bank	1.700%	2/26/18	15,000	14,994
Huntington National Bank	2.200%	4/1/19	17,850	17,849
Huntington National Bank	2.400%	4/1/20	36,530	36,333
4 ING Bank NV	3.750%	3/7/17	35,000	35,141
4 ING Bank NV	1.800%	3/16/18	51,425	51,374
JPMorgan Chase & Co.	2.000%	8/15/17	10,025	10,061
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	74,504
JPMorgan Chase & Co.	2.550%	3/1/21	26,000	25,853
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,054
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,480
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,647

JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,619
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	36,236
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,596
JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,881
JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,228
JPMorgan Chase & Co.	2.950%	10/1/26	75,000	71,500
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	24,808
JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,492
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	83,808
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,005
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	15,493
JPMorgan Chase & Co.	4.950%	6/1/45	12,000	12,797
KeyBank NA	2.350%	3/8/19	30,000	30,195
4 Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,112
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,460
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,547
Morgan Stanley	5.450%	1/9/17	15,000	15,007
Morgan Stanley	1.875%	1/5/18	9,470	9,485
Morgan Stanley	6.625%	4/1/18	25,000	26,406
Morgan Stanley	2.125%	4/25/18	104,400	104,816
Morgan Stanley	2.500%	1/24/19	43,200	43,535
Morgan Stanley	7.300%	5/13/19	53,955	60,115
Morgan Stanley	2.375%	7/23/19	35,000	35,097
Morgan Stanley	5.500%	7/24/20	15,000	16,374
Morgan Stanley	5.750%	1/25/21	13,900	15,392
Morgan Stanley	2.500%	4/21/21	30,630	30,267
Morgan Stanley	2.625%	11/17/21	30,200	29,752
Morgan Stanley	3.750%	2/25/23	23,000	23,545
Morgan Stanley	3.875%	4/29/24	22,050	22,551
Morgan Stanley	4.000%	7/23/25	20,805	21,228
Morgan Stanley	3.125%	7/27/26	36,950	35,052
Morgan Stanley	4.350%	9/8/26	15,000	15,284
Morgan Stanley	7.250%	4/1/32	51,100	69,052
Morgan Stanley	4.300%	1/27/45	24,705	24,459
National City Bank	5.800%	6/7/17	50,000	50,870
4 Nationwide Building Society	2.350%	1/21/20	22,720	22,626
Northern Trust Corp.	3.450%	11/4/20	10,285	10,734
PNC Bank NA	5.250%	1/15/17	16,000	16,017
PNC Bank NA	3.300%	10/30/24	14,645	14,725
PNC Bank NA	2.950%	2/23/25	34,775	34,010
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,943
Royal Bank of Canada	2.500%	1/19/21	24,750	24,759
Santander Bank NA	2.000%	1/12/18	21,075	21,023
Santander Bank NA	8.750%	5/30/18	5,225	5,633
Santander Holdings USA Inc.	2.700%	5/24/19	28,100	28,079
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	18,927
Santander Issuances SAU	5.179%	11/19/25	14,600	14,691
Santander UK plc	2.500%	3/14/19	79,400	79,733
4 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,685
State Street Corp.	5.375%	4/30/17	55,500	56,208
SunTrust Bank	3.300%	5/15/26	11,955	11,533
SunTrust Banks Inc.	2.900%	3/3/21	34,300	34,683
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	57,231
Svenska Handelsbanken AB	1.875%	9/7/21	37,750	36,568
Synchrony Financial	2.600%	1/15/19	17,915	17,992
Synchrony Financial	3.000%	8/15/19	8,570	8,677
Synchrony Financial	2.700%	2/3/20	12,580	12,538

Toronto-Dominion Bank	2.500%	12/14/20	97,700	97,984
4 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,695
4 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	58,943
4 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	44,654
US Bancorp	3.700%	1/30/24	39,005	40,455
US Bancorp	2.375%	7/22/26	45,000	41,545
Wachovia Corp.	5.750%	2/1/18	9,500	9,899
Wachovia Corp.	6.605%	10/1/25	15,000	17,306
Wells Fargo & Co.	5.625%	12/11/17	47,000	48,734
Wells Fargo & Co.	2.150%	1/30/20	38,370	38,173
Wells Fargo & Co.	3.000%	1/22/21	27,580	27,954
Wells Fargo & Co.	4.600%	4/1/21	40,000	42,950
Wells Fargo & Co.	3.500%	3/8/22	54,840	56,345
Wells Fargo & Co.	3.450%	2/13/23	49,865	50,165
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,224
Wells Fargo & Co.	3.000%	2/19/25	28,660	27,458
Wells Fargo & Co.	3.550%	9/29/25	27,170	27,008
Wells Fargo & Co.	3.000%	4/22/26	36,830	34,900
Wells Fargo & Co.	4.100%	6/3/26	33,000	33,411
Wells Fargo & Co.	3.000%	10/23/26	19,135	18,163
Wells Fargo & Co.	5.606%	1/15/44	28,551	32,100
Wells Fargo & Co.	4.650%	11/4/44	20,735	20,411
Wells Fargo & Co.	4.900%	11/17/45	16,060	16,381
Wells Fargo & Co.	4.400%	6/14/46	36,200	34,468
Wells Fargo & Co.	4.750%	12/7/46	38,790	39,151

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,169

Finance Companies (0.7%)
GE Capital International Funding Co.	2.342%	11/15/20	58,112	58,042
GE Capital International Funding Co.	3.373%	11/15/25	59,548	60,336
GE Capital International Funding Co.	4.418%	11/15/35	209,754	219,529

Insurance (2.5%)
Aetna Inc.	1.750%	5/15/17	2,966	2,968
Aetna Inc.	3.950%	9/1/20	4,860	5,092
Aetna Inc.	2.800%	6/15/23	27,105	26,656
Aetna Inc.	3.200%	6/15/26	43,190	42,669
Aetna Inc.	4.250%	6/15/36	27,050	27,079
4 AIG Global Funding	2.700%	12/15/21	41,815	41,718
Anthem Inc.	2.300%	7/15/18	12,045	12,116
Anthem Inc.	3.700%	8/15/21	25,635	26,498
Anthem Inc.	3.125%	5/15/22	30,450	30,316
Anthem Inc.	3.300%	1/15/23	20,000	19,946
Anthem Inc.	4.650%	8/15/44	8,832	8,926
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	33,843
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	35,922
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,449
Chubb INA Holdings Inc.	5.700%	2/15/17	15,000	15,073
Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	16,354
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,227
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,645
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,408
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	26,089
Cigna Corp.	3.250%	4/15/25	43,165	41,850
CNA Financial Corp.	3.950%	5/15/24	4,335	4,376

4 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,606
4 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,480
4 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,367
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,626
Loews Corp.	2.625%	5/15/23	14,100	13,692
4 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,388
4 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,217
4 MassMutual Global Funding II	2.000%	4/15/21	42,188	41,062
MetLife Inc.	1.903%	12/15/17	7,340	7,361
MetLife Inc.	3.600%	4/10/24	28,000	28,738
MetLife Inc.	4.125%	8/13/42	5,300	5,171
MetLife Inc.	4.875%	11/13/43	17,500	18,883
4 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,538
4 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,357
4 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	30,171
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,471
4 New York Life Global Funding	1.650%	5/15/17	53,000	53,123
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	53,057
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,765
4 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,209
4 Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	11,990	12,880
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,173
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,259
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	23,053
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,114
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,375
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,017
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,007
UnitedHealth Group Inc.	4.625%	7/15/35	31,295	34,002
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,125
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	37,776
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	31,483
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	20,963

Other Finance (0.1%)
4 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,487

Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,940
Boston Properties LP	3.125%	9/1/23	13,520	13,229
Duke Realty LP	6.500%	1/15/18	4,819	5,042
Realty Income Corp.	5.750%	1/15/21	8,675	9,597
Simon Property Group LP	4.375%	3/1/21	22,000	23,506
Simon Property Group LP	4.125%	12/1/21	12,946	13,786
Simon Property Group LP	3.375%	10/1/24	20,470	20,601
Simon Property Group LP	3.300%	1/15/26	23,500	23,265
4 WEA Finance LLC / Westfield UK & Europe Finance plc	1.750%	9/15/17	11,670	11,678
4 WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	17,715	17,912
				7,909,056
Industrial (22.0%)
Basic Industry (0.3%)
4 Air Liquide Finance SA	2.250%	9/27/23	21,000	20,109
4 Air Liquide Finance SA	2.500%	9/27/26	16,815	15,811
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,275	40,341

LyondellBasell Industries NV	4.625%	2/26/55	28,625	26,381
Monsanto Co.	4.700%	7/15/64	7,025	6,320
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	16,131
Rio Tinto Finance USA plc	3.500%	3/22/22	1,454	1,502

Capital Goods (1.9%)
3M Co.	6.375%	2/15/28	20,825	26,651
4 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,025
4 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	26,666
4 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	30,302
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,825
Caterpillar Inc.	3.900%	5/27/21	32,880	34,610
Caterpillar Inc.	2.600%	6/26/22	9,575	9,496
Caterpillar Inc.	3.400%	5/15/24	19,475	19,973
Caterpillar Inc.	5.200%	5/27/41	19,770	22,743
Caterpillar Inc.	3.803%	8/15/42	20,469	19,706
Caterpillar Inc.	4.300%	5/15/44	7,885	8,193
Deere & Co.	4.375%	10/16/19	13,090	13,904
Eaton Corp.	5.300%	3/15/17	20,000	20,150
Eaton Corp.	6.500%	6/1/25	10,000	11,500
General Dynamics Corp.	3.875%	7/15/21	9,950	10,548
General Electric Capital Corp.	5.300%	2/11/21	1,806	2,002
General Electric Capital Corp.	4.650%	10/17/21	18,610	20,373
General Electric Capital Corp.	3.150%	9/7/22	16,706	17,033
General Electric Capital Corp.	3.100%	1/9/23	6,094	6,181
General Electric Capital Corp.	6.750%	3/15/32	9,962	13,205
General Electric Capital Corp.	6.150%	8/7/37	13,205	16,984
General Electric Capital Corp.	5.875%	1/14/38	27,573	34,642
General Electric Capital Corp.	6.875%	1/10/39	9,904	13,951
General Electric Co.	2.700%	10/9/22	14,000	13,982
General Electric Co.	4.500%	3/11/44	8,725	9,311
Honeywell International Inc.	4.250%	3/1/21	29,484	31,829
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,170
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,016
John Deere Capital Corp.	2.800%	1/27/23	8,000	7,969
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,178
Johnson Controls International plc	5.000%	3/30/20	29,000	31,104
Johnson Controls International plc	3.750%	12/1/21	25,000	25,902
4 LafargeHolcim Finance US LLC	4.750%	9/22/46	14,970	14,465
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,438
Lockheed Martin Corp.	2.900%	3/1/25	26,840	26,134
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,129
Lockheed Martin Corp.	4.700%	5/15/46	16,650	18,112
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,072
Raytheon Co.	3.125%	10/15/20	10,000	10,310
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,112
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	42,713
United Technologies Corp.	4.500%	4/15/20	24,170	25,931
United Technologies Corp.	3.100%	6/1/22	10,095	10,346
United Technologies Corp.	4.500%	6/1/42	38,885	41,530

Communication (3.4%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,967
21st Century Fox America Inc.	6.200%	12/15/34	11,000	12,885
America Movil SAB de CV	3.125%	7/16/22	66,820	65,965
America Movil SAB de CV	6.125%	3/30/40	10,010	11,497
American Tower Corp.	3.450%	9/15/21	23,985	24,271

	American Tower Corp.	4.700%	3/15/22	2,905	3,100
	American Tower Corp.	5.000%	2/15/24	23,881	25,621
	AT&T Inc.	1.400%	12/1/17	15,595	15,559
	AT&T Inc.	1.750%	1/15/18	21,060	21,063
	AT&T Inc.	5.200%	3/15/20	10,125	10,871
	AT&T Inc.	2.450%	6/30/20	17,525	17,372
	AT&T Inc.	4.600%	2/15/21	4,900	5,177
	AT&T Inc.	5.000%	3/1/21	10,000	10,750
	AT&T Inc.	3.875%	8/15/21	20,000	20,605
	AT&T Inc.	4.500%	3/9/48	32,292	29,059
	CBS Corp.	4.300%	2/15/21	22,710	24,065
	Comcast Corp.	3.600%	3/1/24	60,515	62,442
	Comcast Corp.	3.150%	3/1/26	15,280	15,052
	Comcast Corp.	4.250%	1/15/33	15,060	15,597
	Comcast Corp.	4.200%	8/15/34	18,620	19,021
	Comcast Corp.	4.400%	8/15/35	22,290	23,279
	Comcast Corp.	6.450%	3/15/37	20,000	25,643
	Comcast Corp.	6.950%	8/15/37	45,000	61,208
	Comcast Corp.	4.650%	7/15/42	7,260	7,528
	Comcast Corp.	4.500%	1/15/43	20,000	20,534
	Comcast Corp.	4.750%	3/1/44	16,635	17,750
	Comcast Corp.	4.600%	8/15/45	26,430	27,470
4	Cox Communications Inc.	4.800%	2/1/35	58,525	54,453
	Crown Castle International Corp.	3.700%	6/15/26	19,465	19,084
	Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	44,059
	Discovery Communications LLC	5.625%	8/15/19	7,635	8,244
	Discovery Communications LLC	5.050%	6/1/20	13,365	14,338
	Grupo Televisa SAB	6.625%	1/15/40	13,805	14,549
	Grupo Televisa SAB	5.000%	5/13/45	5,925	5,070
	Grupo Televisa SAB	6.125%	1/31/46	13,475	13,368
4	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,492
	Michigan Bell Telephone Co.	7.850%	1/15/22	23,750	28,085
4	NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,175
4	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	84,297
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,042
	Omnicom Group Inc.	3.600%	4/15/26	22,925	22,622
	Orange SA	9.000%	3/1/31	54,566	82,071
2,4 SBA Tower Trust		2.933%	12/15/42	28,850	28,843
4	Sky plc	2.625%	9/16/19	30,550	30,588
4	Sky plc	3.125%	11/26/22	7,000	6,920
4	Sky plc	3.750%	9/16/24	35,911	36,005
	Time Warner Cable LLC	5.850%	5/1/17	70,000	70,984
	Time Warner Cable LLC	8.750%	2/14/19	915	1,031
	Time Warner Cable LLC	8.250%	4/1/19	11,944	13,429
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	4,040
	Time Warner Inc.	4.750%	3/29/21	13,000	13,917
	Time Warner Inc.	6.250%	3/29/41	8,000	9,310
	Verizon Communications Inc.	3.450%	3/15/21	15,585	16,005
	Verizon Communications Inc.	3.500%	11/1/21	78,905	81,219
	Verizon Communications Inc.	6.400%	9/15/33	62,160	74,949
	Verizon Communications Inc.	6.400%	2/15/38	23,000	27,445
	Verizon Communications Inc.	4.750%	11/1/41	28,730	28,163
	Verizon Communications Inc.	6.550%	9/15/43	48,350	59,922
	Viacom Inc.	5.625%	9/15/19	10,000	10,762
	Vodafone Group plc	1.250%	9/26/17	37,000	36,930
	Vodafone Group plc	5.450%	6/10/19	26,000	27,949

	Walt Disney Co.	4.125%	6/1/44	18,320	18,891

	Consumer Cyclical (2.9%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,523
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,035
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	45,268
	Amazon.com Inc.	2.500%	11/29/22	31,600	31,267
	Amazon.com Inc.	4.800%	12/5/34	55,880	61,423
	Amazon.com Inc.	4.950%	12/5/44	17,920	20,413
4	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,771
4	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,352
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,801
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,901
	AutoZone Inc.	4.000%	11/15/20	25,000	26,236
	AutoZone Inc.	3.700%	4/15/22	12,752	13,169
	AutoZone Inc.	3.125%	7/15/23	22,000	21,750
4	BMW US Capital LLC	2.000%	4/11/21	19,815	19,369
4	BMW US Capital LLC	2.250%	9/15/23	93,000	89,016
4	BMW US Capital LLC	2.800%	4/11/26	9,530	9,175
	CVS Health Corp.	2.750%	12/1/22	20,000	19,705
	CVS Health Corp.	4.875%	7/20/35	18,205	19,563
	CVS Health Corp.	5.125%	7/20/45	42,460	47,230
2,4 CVS Pass-Through Trust		5.926%	1/10/34	14,416	16,395
4	Daimler Finance North America LLC	2.250%	7/31/19	58,255	58,321
4	Daimler Finance North America LLC	2.450%	5/18/20	2,260	2,253
4	Daimler Finance North America LLC	2.000%	7/6/21	60,000	58,046
4	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,429
	eBay Inc.	1.350%	7/15/17	10,960	10,964
	Ford Motor Co.	4.346%	12/8/26	11,945	12,056
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	56,755
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	24,077
4	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,122
	Home Depot Inc.	4.400%	4/1/21	12,300	13,335
	Home Depot Inc.	2.700%	4/1/23	24,715	24,644
	Home Depot Inc.	4.400%	3/15/45	22,390	23,630
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,617
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	12,606
	Marriott International Inc.	2.300%	1/15/22	44,000	42,624
	McDonald's Corp.	3.500%	7/15/20	21,760	22,547
	McDonald's Corp.	2.625%	1/15/22	10,175	10,114
	McDonald's Corp.	3.250%	6/10/24	4,400	4,467
	McDonald's Corp.	4.875%	12/9/45	22,775	24,233
4	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,457
4	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,425
4	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,344
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,722
	Target Corp.	5.375%	5/1/17	5,000	5,069
	Target Corp.	6.000%	1/15/18	16,500	17,247
	Target Corp.	2.900%	1/15/22	11,850	12,065
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,005
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,051
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,146
4	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,821
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	78,838
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,517
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,201
	Wal-Mart Stores Inc.	2.550%	4/11/23	44,450	44,067

	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	65,193
	Wal-Mart Stores Inc.	4.750%	10/2/43	20,300	22,650
	Wal-Mart Stores Inc.	4.300%	4/22/44	16,995	17,901

	Consumer Noncyclical (7.6%)
	Actavis Funding SCS	3.000%	3/12/20	32,675	33,110
	Actavis Funding SCS	3.450%	3/15/22	45,660	45,788
	Actavis Funding SCS	4.550%	3/15/35	13,255	13,013
	Actavis Funding SCS	4.850%	6/15/44	14,075	13,902
	Altria Group Inc.	4.750%	5/5/21	40,806	44,458
	Altria Group Inc.	2.850%	8/9/22	11,835	11,838
	Altria Group Inc.	4.500%	5/2/43	10,105	10,233
	Amgen Inc.	3.625%	5/22/24	38,185	38,741
	Amgen Inc.	5.150%	11/15/41	27,515	28,994
4	Amgen Inc.	4.563%	6/15/48	4,615	4,440
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	64,280
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	57,035	57,828
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	159,135	167,192
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	137,375	148,392
	Anheuser-Busch InBev Worldwide Inc.	6.500%	7/15/18	30,000	32,126
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	7,378
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,377
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	81,200	88,526
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	853
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,504
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,674
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,184
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	17,249
	AstraZeneca plc	5.900%	9/15/17	50,000	51,569
	AstraZeneca plc	1.950%	9/18/19	12,435	12,398
	AstraZeneca plc	2.375%	11/16/20	37,225	37,081
	AstraZeneca plc	3.375%	11/16/25	27,755	27,513
	AstraZeneca plc	4.375%	11/16/45	25,305	25,190
2,4,5Avery Point IV CLO Ltd.		2.402%	4/25/26	36,540	36,584
4	BAT International Finance plc	2.750%	6/15/20	17,600	17,663
4	BAT International Finance plc	3.250%	6/7/22	50,880	51,563
4	BAT International Finance plc	3.500%	6/15/22	7,440	7,614
4	BAT International Finance plc	3.950%	6/15/25	15,000	15,490
4	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,150
4	Bayer US Finance LLC	3.000%	10/8/21	38,730	38,927
4	Bayer US Finance LLC	3.375%	10/8/24	9,425	9,345
	Bestfoods	6.625%	4/15/28	25,000	32,609
	Biogen Inc.	2.900%	9/15/20	17,465	17,639
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	17,102
	Cardinal Health Inc.	1.700%	3/15/18	2,401	2,398
	Cardinal Health Inc.	2.400%	11/15/19	22,090	22,223
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,715
	Cardinal Health Inc.	3.500%	11/15/24	20,020	20,198
	Cardinal Health Inc.	4.500%	11/15/44	23,250	22,894
4	Cargill Inc.	6.000%	11/27/17	7,000	7,284
4	Cargill Inc.	4.760%	11/23/45	57,879	61,779
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,936
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	17,856	17,311
2	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	30,010	26,560
	Celgene Corp.	2.250%	5/15/19	5,145	5,149
	Celgene Corp.	3.550%	8/15/22	15,160	15,490
	Celgene Corp.	3.625%	5/15/24	11,980	12,007

Celgene Corp.	5.000%	8/15/45	25,000	26,100
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,733
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,752
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,393
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	28,552
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,652
Diageo Capital plc	2.625%	4/29/23	42,580	42,078
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,317
Dignity Health California GO	2.637%	11/1/19	4,480	4,507
Dignity Health California GO	3.812%	11/1/24	9,060	8,982
Eli Lilly & Co.	3.700%	3/1/45	20,040	18,907
4 EMD Finance LLC	2.400%	3/19/20	1,100	1,094
4 EMD Finance LLC	2.950%	3/19/22	19,640	19,495
4 EMD Finance LLC	3.250%	3/19/25	39,545	38,651
Express Scripts Holding Co.	2.250%	6/15/19	14,030	14,026
4 Forest Laboratories Inc.	4.875%	2/15/21	7,125	7,615
4 Forest Laboratories LLC	5.000%	12/15/21	23,725	25,593
General Mills Inc.	5.650%	2/15/19	6,850	7,359
5 General Mills Inc.	6.390%	2/5/23	50,000	56,780
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,359
Gilead Sciences Inc.	2.500%	9/1/23	26,390	25,398
Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,981
Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,655
Gilead Sciences Inc.	4.500%	2/1/45	55,782	55,535
Gilead Sciences Inc.	4.750%	3/1/46	13,200	13,672
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,779
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,719
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	51,914
4 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	60,601
Johnson & Johnson	6.730%	11/15/23	15,000	18,582
Johnson & Johnson	2.450%	3/1/26	78,000	74,527
Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	20,316
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	13,812
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	26,754
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,110
Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,718
Kraft Heinz Foods Co.	4.375%	6/1/46	24,920	23,342
2 Mayo Clinic	4.128%	11/15/52	11,465	11,199
McKesson Corp.	2.700%	12/15/22	7,010	6,805
McKesson Corp.	2.850%	3/15/23	6,840	6,684
McKesson Corp.	3.796%	3/15/24	9,525	9,788
Medtronic Inc.	1.375%	4/1/18	16,225	16,187
Medtronic Inc.	2.500%	3/15/20	25,335	25,549
Medtronic Inc.	3.150%	3/15/22	61,030	62,338
Medtronic Inc.	3.625%	3/15/24	7,510	7,802
Medtronic Inc.	3.500%	3/15/25	62,791	64,366
Medtronic Inc.	4.375%	3/15/35	21,968	23,148
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	11,505	12,902
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	6,535	6,284
Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	10,430	10,124
Merck & Co. Inc.	3.875%	1/15/21	30,000	31,803
Merck & Co. Inc.	2.350%	2/10/22	24,825	24,549
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,605
Merck & Co. Inc.	2.750%	2/10/25	38,000	37,188

Merck & Co. Inc.	4.150%	5/18/43	28,405	29,011
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	19,412
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,325
Molson Coors Brewing Co.	5.000%	5/1/42	5,710	5,955
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	22,294
Novartis Capital Corp.	3.400%	5/6/24	13,425	13,803
Novartis Capital Corp.	4.400%	5/6/44	21,485	23,048
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,028
PepsiCo Inc.	3.125%	11/1/20	48,610	50,187
PepsiCo Inc.	2.375%	10/6/26	72,545	68,323
PepsiCo Inc.	4.000%	3/5/42	35,200	34,880
PepsiCo Inc.	3.450%	10/6/46	45,740	41,401
Pfizer Inc.	3.000%	6/15/23	25,440	25,753
Pfizer Inc.	3.000%	12/15/26	45,100	44,373
Philip Morris International Inc.	4.500%	3/26/20	25,000	26,720
Philip Morris International Inc.	1.875%	2/25/21	43,455	42,453
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,765
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,960
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,606
Philip Morris International Inc.	4.500%	3/20/42	11,665	11,809
Philip Morris International Inc.	3.875%	8/21/42	22,785	21,263
Philip Morris International Inc.	4.875%	11/15/43	5,835	6,329
Philip Morris International Inc.	4.250%	11/10/44	15,000	14,788
2 Procter & Gamble - Esop	9.360%	1/1/21	11,459	13,321
Procter & Gamble Co.	5.550%	3/5/37	2,388	3,085
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	17,218
2 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	11,430	10,535
4 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,545
4 Roche Holdings Inc.	2.375%	1/28/27	61,570	57,376
Sanofi	4.000%	3/29/21	36,275	38,441
4 Sigma Alimentos SA de CV	4.125%	5/2/26	27,145	25,878
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,854
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	36,645	34,447
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	8,895	8,188
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	18,550	15,824
The Kroger Co.	3.300%	1/15/21	13,605	13,954
The Kroger Co.	3.850%	8/1/23	5,055	5,251
The Kroger Co.	3.875%	10/15/46	28,920	26,377
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	19,001
Unilever Capital Corp.	4.250%	2/10/21	78,185	83,892
Wyeth LLC	5.950%	4/1/37	15,000	18,867

Energy (2.9%)
4 BG Energy Capital plc	4.000%	10/15/21	17,070	18,081
BP Capital Markets plc	4.750%	3/10/19	18,140	19,198
BP Capital Markets plc	2.315%	2/13/20	3,760	3,766
BP Capital Markets plc	4.500%	10/1/20	28,000	29,961
BP Capital Markets plc	4.742%	3/11/21	10,000	10,864
BP Capital Markets plc	3.062%	3/17/22	35,770	36,074
BP Capital Markets plc	3.245%	5/6/22	10,000	10,182
BP Capital Markets plc	2.500%	11/6/22	8,000	7,819

BP Capital Markets plc	3.994%	9/26/23	13,130	13,780
BP Capital Markets plc	3.814%	2/10/24	38,000	39,275
BP Capital Markets plc	3.506%	3/17/25	41,710	42,023
Chevron Corp.	2.355%	12/5/22	6,000	5,883
Chevron Corp.	3.191%	6/24/23	69,750	71,354
ConocoPhillips	5.750%	2/1/19	6,365	6,837
ConocoPhillips	6.000%	1/15/20	3,115	3,438
ConocoPhillips	7.000%	3/30/29	11,500	13,999
ConocoPhillips Co.	4.200%	3/15/21	17,925	19,017
ConocoPhillips Co.	2.875%	11/15/21	21,951	22,090
ConocoPhillips Co.	3.350%	11/15/24	10,275	10,275
ConocoPhillips Co.	3.350%	5/15/25	24,815	24,582
ConocoPhillips Co.	4.950%	3/15/26	12,710	14,001
ConocoPhillips Co.	4.300%	11/15/44	48,640	48,264
Devon Energy Corp.	3.250%	5/15/22	15,905	15,808
Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	14,238
Dominion Gas Holdings LLC	4.800%	11/1/43	10,000	10,350
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,112
EOG Resources Inc.	5.625%	6/1/19	16,285	17,588
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,744
Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,716
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,297
Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,079
Halliburton Co.	3.500%	8/1/23	67,975	69,175
Noble Energy Inc.	4.150%	12/15/21	14,890	15,550
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,185
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,147
Occidental Petroleum Corp.	3.400%	4/15/26	33,675	33,861
Occidental Petroleum Corp.	4.400%	4/15/46	35,145	35,621
Phillips 66	4.300%	4/1/22	30,000	32,201
Phillips 66	4.875%	11/15/44	8,855	9,310
4 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,974
4 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,398
Shell International Finance BV	4.375%	3/25/20	16,000	17,061
Shell International Finance BV	2.250%	11/10/20	49,900	49,716
Shell International Finance BV	3.250%	5/11/25	28,680	28,576
Shell International Finance BV	4.125%	5/11/35	38,475	39,031
Shell International Finance BV	5.500%	3/25/40	10,795	12,541
Shell International Finance BV	4.375%	5/11/45	95,725	97,165
Suncor Energy Inc.	6.100%	6/1/18	13,825	14,594
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,827
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,260
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	27,322
Texaco Capital Inc.	8.625%	4/1/32	25,000	36,347
Total Capital International SA	1.550%	6/28/17	38,435	38,486
Total Capital International SA	2.700%	1/25/23	32,714	32,371
Total Capital International SA	3.750%	4/10/24	50,000	52,297
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	32,184
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,699
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	64,432

Other Industrial (0.1%)
George Washington University District of
Columbia GO	3.545%	9/15/46	10,000	8,593
4 Hutchison Whampoa International Ltd.	5.750%	9/11/19	12,000	13,087
4 Hutchison Whampoa International Ltd.	3.500%	1/13/17	19,660	19,660

2 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	24,628

Technology (2.3%)
Apple Inc.	2.850%	5/6/21	34,300	34,954
Apple Inc.	2.850%	2/23/23	43,845	43,869
Apple Inc.	3.450%	5/6/24	31,140	32,077
Apple Inc.	3.250%	2/23/26	38,220	38,280
Apple Inc.	2.450%	8/4/26	55,182	51,703
Apple Inc.	3.850%	5/4/43	15,275	14,644
Apple Inc.	4.450%	5/6/44	4,035	4,179
Apple Inc.	3.850%	8/4/46	36,510	35,027
Cisco Systems Inc.	4.450%	1/15/20	25,000	26,788
Cisco Systems Inc.	2.200%	2/28/21	78,505	78,306
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,930
Cisco Systems Inc.	2.500%	9/20/26	15,921	15,112
Intel Corp.	3.300%	10/1/21	10,000	10,376
Intel Corp.	4.100%	5/19/46	47,755	47,528
International Business Machines Corp.	5.700%	9/14/17	41,710	42,954
International Business Machines Corp.	3.375%	8/1/23	61,300	62,588
International Business Machines Corp.	3.625%	2/12/24	22,800	23,646
International Business Machines Corp.	7.000%	10/30/25	25,000	31,917
Microsoft Corp.	3.000%	10/1/20	10,000	10,320
Microsoft Corp.	2.375%	2/12/22	19,865	19,771
Microsoft Corp.	3.625%	12/15/23	13,500	14,190
Microsoft Corp.	2.700%	2/12/25	23,890	23,361
Microsoft Corp.	3.125%	11/3/25	26,300	26,533
Microsoft Corp.	2.400%	8/8/26	64,501	60,574
Microsoft Corp.	3.450%	8/8/36	53,965	51,243
Microsoft Corp.	4.500%	10/1/40	18,210	19,371
Microsoft Corp.	4.450%	11/3/45	61,885	65,549
Microsoft Corp.	3.700%	8/8/46	50,485	47,440
Oracle Corp.	5.000%	7/8/19	35,000	37,697
Oracle Corp.	1.900%	9/15/21	70,285	68,657
Oracle Corp.	2.500%	5/15/22	38,860	38,447
Oracle Corp.	2.400%	9/15/23	63,535	61,367
Oracle Corp.	2.950%	5/15/25	11,300	11,045

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,408
4 ERAC USA Finance LLC	6.375%	10/15/17	36,290	37,601
4 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,151
4 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,936
4 ERAC USA Finance LLC	3.300%	10/15/22	745	745
4 ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,777
4 ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,937
FedEx Corp.	2.700%	4/15/23	15,810	15,621
FedEx Corp.	4.900%	1/15/34	25,040	26,598
FedEx Corp.	3.875%	8/1/42	4,505	4,087
FedEx Corp.	5.100%	1/15/44	26,055	28,195
FedEx Corp.	4.550%	4/1/46	14,460	14,534
Kansas City Southern	4.950%	8/15/45	28,170	28,568
Ryder System Inc.	2.500%	3/1/18	32,000	32,246
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,000
United Parcel Service Inc.	4.875%	11/15/40	14,810	16,919
				10,937,976

Utilities (4.1%)
Electric (3.7%)
Alabama Power Co.	5.550%	2/1/17	11,765	11,802
Alabama Power Co.	3.750%	3/1/45	20,255	19,104
Ameren Illinois Co.	2.700%	9/1/22	58,000	58,137
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,339
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,535
Berkshire Hathaway Energy Co.	6.125%	4/1/36	33,795	42,260
Berkshire Hathaway Energy Co.	6.500%	9/15/37	66,165	85,744
Commonwealth Edison Co.	4.350%	11/15/45	6,815	7,135
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,492
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	64,362
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	32,648
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,820
5 Dominion Resources Inc.	2.962%	7/1/19	17,030	17,234
Dominion Resources Inc.	4.450%	3/15/21	30,000	32,038
Dominion Resources Inc.	3.625%	12/1/24	23,850	23,989
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	21,769
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,718
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,192
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	17,118
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,512
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,162
Duke Energy Corp.	1.625%	8/15/17	34,840	34,882
Duke Energy Corp.	2.650%	9/1/26	17,480	16,299
Duke Energy Corp.	4.800%	12/15/45	37,600	39,656
Duke Energy Corp.	3.750%	9/1/46	14,740	13,247
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,346
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,095
Duke Energy Progress LLC	4.200%	8/15/45	42,055	42,747
Entergy Corp.	2.950%	9/1/26	22,080	20,677
Eversource Energy	4.500%	11/15/19	1,880	1,995
Eversource Energy	3.150%	1/15/25	6,775	6,680
Florida Power & Light Co.	6.200%	6/1/36	22,452	28,538
Florida Power & Light Co.	5.250%	2/1/41	29,745	35,040
Florida Power & Light Co.	4.125%	2/1/42	20,000	20,613
4 Fortis Inc.	3.055%	10/4/26	44,365	41,383
Georgia Power Co.	5.700%	6/1/17	50,000	50,891
Georgia Power Co.	5.950%	2/1/39	30,476	36,754
Georgia Power Co.	5.400%	6/1/40	10,136	11,573
Georgia Power Co.	4.750%	9/1/40	16,105	16,973
Georgia Power Co.	4.300%	3/15/42	47,540	48,409
MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,012
MidAmerican Energy Co.	4.250%	5/1/46	13,105	13,480
Mississippi Power Co.	4.250%	3/15/42	20,000	17,293
4 Monongahela Power Co.	4.100%	4/15/24	11,000	11,521
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,086
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	31,459
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,911
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,129
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,871
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,512
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	13,134
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,025	1,093
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,869

	Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	44,407
	Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	33,226
	PacifiCorp	2.950%	6/1/23	14,835	14,904
	PacifiCorp	3.600%	4/1/24	20,000	20,775
	PacifiCorp	3.350%	7/1/25	15,354	15,570
	PacifiCorp	5.750%	4/1/37	14,188	17,360
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,470
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,620
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,460
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,976
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,380
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,868
	South Carolina Electric & Gas Co.	6.050%	1/15/38	15,980	19,745
	South Carolina Electric & Gas Co.	5.450%	2/1/41	6,995	8,100
	South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	30,284
	South Carolina Electric & Gas Co.	4.100%	6/15/46	18,810	18,773
	South Carolina Electric & Gas Co.	5.100%	6/1/65	19,550	21,473
	Southern California Edison Co.	5.500%	8/15/18	31,730	33,714
	Southern California Edison Co.	3.875%	6/1/21	24,860	26,294
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,272
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,483
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,702
	Southern Co.	2.950%	7/1/23	44,985	44,369
	Southwestern Electric Power Co.	2.750%	10/1/26	25,000	23,562
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,863
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	51,468
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	11,667
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,830
	Xcel Energy Inc.	3.350%	12/1/26	33,370	33,314

	Natural Gas (0.4%)
4	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,626
4	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,028
	NiSource Finance Corp.	6.400%	3/15/18	19,895	20,950
	NiSource Finance Corp.	6.250%	12/15/40	10,000	12,327
	Nisource Finance Corp.	5.250%	2/15/43	13,546	14,960
	NiSource Finance Corp.	4.800%	2/15/44	8,500	8,936
	Sempra Energy	2.850%	11/15/20	11,900	11,985
	Sempra Energy	2.875%	10/1/22	14,066	13,919
	Sempra Energy	6.000%	10/15/39	36,184	43,047
	Southern California Gas Co.	2.600%	6/15/26	28,885	27,687
					2,032,672
Total Corporate Bonds (Cost $20,366,068)					20,879,704
Sovereign Bonds (3.0%)
4	CDP Financial Inc.	4.400%	11/25/19	22,000	23,491
4	Electricite de France SA	4.600%	1/27/20	31,972	33,880
4	Electricite de France SA	4.875%	1/22/44	2,910	2,801
4	Electricite de France SA	4.950%	10/13/45	12,500	12,706
2,4 Electricite de France SA		5.250%	1/29/49	17,185	16,240
2,4 Electricite de France SA		5.625%	12/29/49	8,445	7,938
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	69,705
6	Japan	0.000%	2/13/17	8,100,000	69,326
6	Japan	0.000%	2/27/17	2,740,000	23,454
6	Japan	0.000%	3/6/17	5,690,000	48,709
6	Japan	0.000%	3/21/17	8,520,000	72,951
4	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	30,650

Korea Development Bank	2.875%	8/22/18	32,285	32,823
Korea Development Bank	2.500%	3/11/20	62,550	62,282
4 Petroleos Mexicanos	5.500%	2/4/19	10,825	11,282
7 Province of New Brunswick	0.000%	1/17/17	26,000	19,360
7 Province of New Brunswick	0.000%	1/24/17	25,000	18,614
Province of New Brunswick	5.200%	2/21/17	30,000	30,174
7 Province of Ontario	0.000%	1/11/17	10,000	7,447
7 Province of Ontario	0.000%	1/18/17	19,428	14,466
7 Province of Ontario	0.000%	2/1/17	35,000	26,055
Province of Ontario	4.400%	4/14/20	48,000	51,567
Province of Ontario	2.500%	4/27/26	100,400	96,586
7 Province of Quebec	0.000%	1/20/17	28,000	20,847
Province of Quebec	2.500%	4/20/26	134,755	128,481
4 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	51,685	51,274
4 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	51,685	49,495
4 Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	28,000	27,195
4 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,989
Statoil ASA	3.125%	8/17/17	33,000	33,370
Statoil ASA	5.250%	4/15/19	8,895	9,547
Statoil ASA	2.250%	11/8/19	16,095	16,174
Statoil ASA	2.900%	11/8/20	22,450	22,859
Statoil ASA	2.750%	11/10/21	31,091	31,343
Statoil ASA	2.450%	1/17/23	10,840	10,560
Statoil ASA	2.650%	1/15/24	10,105	9,876
Statoil ASA	3.700%	3/1/24	20,035	20,892
Statoil ASA	3.250%	11/10/24	22,425	22,657
4 Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,088
8 United Kingdom Treasury Bill	0.000%	1/3/17	60,000	73,931
8 United Kingdom Treasury Bill	0.000%	1/9/17	60,300	74,356
United Mexican States	3.500%	1/21/21	11,250	11,462
United Mexican States	3.600%	1/30/25	9,855	9,519
United Mexican States	4.750%	3/8/44	13,870	12,716
Total Sovereign Bonds (Cost $1,518,909)				1,499,138
Taxable Municipal Bonds (2.7%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	45,999
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	22,775	32,217
California GO	5.700%	11/1/21	15,655	17,961
California GO	7.550%	4/1/39	45,525	67,605
California GO	7.300%	10/1/39	4,460	6,299
California GO	7.625%	3/1/40	2,345	3,446
California GO	7.600%	11/1/40	47,525	71,518
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,313
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	14,590	16,363
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	17,477
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	55,190	68,919
Chicago Transit Authority	6.899%	12/1/40	24,650	30,782
Commonwealth Financing Authority	4.144%	6/1/38	22,735	21,863
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,332

District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,889
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	79,049
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	42,806	52,708
Houston TX GO	6.290%	3/1/32	21,830	25,962
Illinois GO	5.100%	6/1/33	50,105	44,769
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,760
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	44,345	47,310
Los Angeles CA Community College District
GO	6.750%	8/1/49	12,915	18,558
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	39,123
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	36,986
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	11,000	14,195
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	14,973
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,844
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	41,739
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,794
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,996
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	16,561
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	5,600	7,468
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,572
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	21,487
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,345
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,790	44,395
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	14,510	18,270
Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,628
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	11,522
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,096
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	58,000	58,193
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	10,910	11,666
Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,056
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	7,924
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,495
University of California	3.931%	5/15/45	18,275	18,090
University of California Regents Medical
Center Revenue	6.548%	5/15/48	16,165	21,210
University of California Regents Medical
Center Revenue	6.583%	5/15/49	20,890	27,267
University of California Revenue	4.601%	5/15/31	19,390	21,358

University of California Revenue	5.770%	5/15/43	23,675	28,946
University of California Revenue	4.765%	5/15/44	4,740	4,991
Utah GO	3.289%	7/1/20	21,900	22,820
9 Wisconsin GO	5.700%	5/1/26	9,000	10,494
Total Taxable Municipal Bonds (Cost $1,195,156)				1,349,603

			Shares
Common Stocks (38.3%)
Consumer Discretionary (1.1%)
McDonald's Corp.			2,734,690	332,866
VF Corp.			3,902,000	208,172
				541,038
Consumer Staples (5.2%)
Philip Morris International Inc.			7,177,760	656,693
British American Tobacco plc			5,701,553	323,140
Coca-Cola Co.			7,468,060	309,626
Unilever NV			6,825,790	280,267
Kraft Heinz Co.			3,163,286	276,218
Altria Group Inc.			3,544,640	239,688
PepsiCo Inc.			1,995,270	208,765
Diageo plc ADR			1,261,460	131,116
Procter & Gamble Co.			1,514,780	127,363
				2,552,876
Energy (4.9%)
Chevron Corp.			4,381,740	515,731
Exxon Mobil Corp.			4,677,210	422,165
Suncor Energy Inc.			12,581,320	411,283
Occidental Petroleum Corp.			4,642,670	330,698
^ TransCanada Corp.			5,742,420	258,925
Phillips 66			2,787,930	240,905
Marathon Petroleum Corp.			3,860,150	194,359
Enbridge Inc.			1,804,590	76,009
				2,450,075
Financials (6.0%)
JPMorgan Chase & Co.			9,557,280	824,698
Wells Fargo & Co.			14,809,612	816,158
BlackRock Inc.			925,880	352,334
MetLife Inc.			6,043,880	325,705
Chubb Ltd.			1,994,143	263,466
Thomson Reuters Corp.			4,230,490	185,211
BB&T Corp.			2,524,200	118,688
National Bank of Canada			2,544,300	103,333
				2,989,593
Health Care (5.1%)
Johnson & Johnson			5,667,530	652,956
Pfizer Inc.			17,670,247	573,930
Merck & Co. Inc.			8,805,270	518,366
Novartis AG			3,189,865	231,978
Eli Lilly & Co.			2,814,900	207,036
Bristol-Myers Squibb Co.			3,416,700	199,672
Roche Holding AG			718,303	163,739
				2,547,677
Industrials (4.2%)
General Electric Co.			18,685,070	590,448
Eaton Corp. plc			5,818,330	390,352

Union Pacific Corp.			3,263,640	338,374
Caterpillar Inc.			2,296,700	212,996
3M Co.			1,174,030	209,647
Lockheed Martin Corp.			783,880	195,923
United Parcel Service Inc. Class B			1,449,330	166,151
				2,103,891
Information Technology (5.5%)
Microsoft Corp.			15,437,220	959,269
Cisco Systems Inc.			18,989,060	573,849
Intel Corp.			13,654,550	495,250
Analog Devices Inc.			4,344,597	315,505
QUALCOMM Inc.			3,132,700	204,252
Maxim Integrated Products Inc.			4,213,370	162,510
				2,710,635
Materials (1.3%)
Dow Chemical Co.			5,567,490	318,572
^ Agrium Inc.			2,050,579	206,186
International Paper Co.			1,969,510	104,502
Nucor Corp.			547,450	32,584
				661,844
Telecommunication Services (1.6%)
Verizon Communications Inc.			10,117,526	540,074
BCE Inc.			5,676,180	245,327
				785,401
Utilities (3.4%)
Dominion Resources Inc.			6,400,870	490,242
Eversource Energy			4,704,850	259,849
Duke Energy Corp.			3,236,120	251,188
Xcel Energy Inc.			5,113,360	208,114
NextEra Energy Inc.			1,602,180	191,396
National Grid plc			13,290,088	155,279
Sempra Energy			1,484,300	149,380
				1,705,448
Total Common Stocks (Cost $14,107,706)				19,048,478

	Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.7%)
10,11 Vanguard Market Liquidity Fund	0.823%		3,289,408	328,974

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.1%)
Bank of America Securities, LLC
(Dated 12/30/16, Repurchase Value
$6,800,000, collateralized by Government
National Mortgage Assn., 4.358%-4.372%,
11/20/66-12/20/66, with a value of
$6,936,000)	0.480%	1/3/17	6,800	6,800
Deutsche Bank Securities, Inc.
(Dated 12/30/16, Repurchase Value
$38,302,000, collateralized by U.S.
Treasury Note/Bond 1.125%, 7/31/21, with
a value of $39,066,000)	0.510%	1/3/17	38,300	38,300

HSBC Bank USA
(Dated 12/30/16, Repurchase Value
$25,901,000, collateralized by U.S.
Treasury Note/Bond 1.625%-3.375%,
6/30/20-5/15/44, with a value of
$26,421,000)	0.460%	1/3/17	25,900	25,900
RBC Capital Markets LLC
(Dated 12/30/16, Repurchase Value
$900,000, collateralized by Federal Home
Loan Mortgage Corp. 2.905%, 6/1/37, and
Government National Mortgage Assn.,
4.000%, 9/20/46, with a value of $919,000)	0.400%	1/3/17	900	900
RBS Securities, Inc.
(Dated 12/30/16, Repurchase Value
$5,600,000, collateralized by U.S. Treasury
Note/Bond 0.625%, 4/30/18, with a value of
$5,716,000)	0.470%	1/3/17	5,600	5,600
				77,500
Total Temporary Cash Investments (Cost $406,469)				406,474
Total Investments (99.9%) (Cost $44,049,867)				49,641,239

				Amount
				($000)
Other Assets and Liabilities-Net (0.1%)11,12				43,258
Net Assets (100%)				49,684,497

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $314,823,000.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $4,107,864,000, representing 8.3% of net assets.
5 Adjustable-rate security.
6 Face amount denominated in Japanese yen.
7 Face amount denominated in Canadian dollars.
8 Face amount denominated in British pounds.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Includes $328,937,000 of collateral received for securities on loan.
12 Cash of $1,122,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,267,875	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,189,967	—
Corporate Bonds	—	20,879,704	—
Sovereign Bonds	—	1,499,138	—
Taxable Municipal Bonds	—	1,349,603	—
Common Stocks	18,174,342	874,136	—
Temporary Cash Investments	328,974	77,500	—
Futures Contracts—Liabilities[1]	(266)	—	—
Forward Currency Contracts—Assets	—	18,698	—
Total	18,503,050	31,156,621	—

1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2017	(774)	(96,194)	(1,024)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities, Inc.	1/3/17	USD	78,037	GBP	60,000	4,086
Goldman Sachs International	1/9/17	USD	76,001	GBP	60,300	1,668
Citbank, N.A	3/21/17	USD	75,598	JPY	8,520,000	2,403
Bank of America, N.A	2/13/17	USD	75,326	JPY	8,100,000	5,860
J.P. Morgan Securities, Inc.	3/6/17	USD	50,983	JPY	5,690,000	2,143
J.P. Morgan Securities, Inc.	2/1/17	USD	26,659	CAD	35,000	581
J.P. Morgan Securities, Inc.	2/27/17	USD	24,544	JPY	2,740,000	1,033
J.P. Morgan Securities, Inc.	1/20/17	USD	21,109	CAD	28,000	249
J.P. Morgan Securities, Inc.	1/17/17	USD	19,567	CAD	26,000	198
J.P. Morgan Securities, Inc.	1/24/17	USD	18,850	CAD	25,000	225
Goldman Sachs International	1/18/17	USD	10,406	CAD	13,800	125
J.P. Morgan Securities, Inc.	1/11/17	USD	7,526	CAD	10,000	77
J.P. Morgan Securities, Inc.	1/18/17	USD	4,243	CAD	5,628	50
						18,698

CAD—Canadian dollar.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At December 31, 2016, counterparties had deposited in segregated accounts securities with a value of $19,339,000 in connection with open forward currency contracts.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund had no open swap contracts at period ended December 31, 2016.

J. At December 31, 2016, the cost of investment securities for tax purposes was $44,127,976,000. Net unrealized appreciation of investment securities for tax purposes was $5,513,263,000, consisting of unrealized gains of $5,891,950,000 on securities that had risen in value since their purchase and $378,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD WELLESLEY INCOME FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.